UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
6/30/11 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (46.2%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (19.5%)

Government National Mortgage Association Pass-Through Certificates
6s, January 15, 2029		$8	$9
5s, with due dates from August 20, 2033 to April 20, 2041		96,904,911	105,236,158
4 1/2s, with due dates from July 20, 2033 to February 20, 2041		30,444,555	32,144,884
4s, February 20, 2041		951,452	968,697

			138,349,748
U.S. Government Agency Mortgage Obligations (26.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, October 1, 2029		1,039,559	1,186,501
6s, September 1, 2021		20,734	22,627
5 1/2s, with due dates from July 1, 2019 to August 1, 2019		374,142	405,622
4 1/2s, with due dates from January 1, 2037 to June 1, 2037		1,699,882	1,768,714
4 1/2s, TBA, June 1, 2041		3,000,000	3,103,711
4s, TBA, July 1, 2041		35,000,000	34,967,188
4s, TBA, June 1, 2041		4,000,000	4,001,562
3 1/2s, January 1, 2041		562,946	538,493

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from July 1, 2016 to February 1, 2017		88,856	97,211
6 1/2s, TBA, July 1, 2041		7,000,000	7,925,313
6s, with due dates from August 1, 2012 to August 1, 2022		3,329,059	3,638,626
6s, TBA, July 1, 2041		20,000,000	21,978,124
5 1/2s, with due dates from December 1, 2011 to February 1, 2021		779,566	846,507
5s, with due dates from January 1, 2038 to February 1, 2038		199,900	212,534
5s, March 1, 2021		45,072	48,697
5s, TBA, July 1, 2041		29,000,000	30,807,970
4 1/2s, March 1, 2039		320,287	333,925
4 1/2s, TBA, July 1, 2041		37,000,000	38,280,548
4s, with due dates from May 1, 2019 to September 1, 2020		366,615	387,223
4s, TBA, July 1, 2041		39,000,000	39,000,000

			189,551,096

Total U.S. government and agency mortgage obligations (cost $325,802,638)			$327,900,844

U.S. TREASURY OBLIGATIONS (30.2%)(a)
		Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021		$16,475,000	$23,475,475
7 1/2s, November 15, 2016		10,948,000	14,128,907
7 1/8s, February 15, 2023		14,634,000	19,842,743
6 1/4s, May 15, 2030(SEGSF)		10,723,000	13,835,664
6 1/4s, August 15, 2023		17,491,000	22,227,647
6s, February 15, 2026		15,756,000	19,625,240
5 1/2s, August 15, 2028		14,632,000	17,373,639
5 1/4s, February 15, 2029		14,641,000	16,888,547
5 1/4s, November 15, 2028		14,988,000	17,296,597
4 1/2s, August 15, 2039(SEGSF)		12,231,000	12,505,936
4 1/2s, February 15, 2036		14,640,000	15,144,666
4 3/8s, February 15, 2038		14,685,000	14,794,579

U.S. Treasury Notes 2 5/8s, November 15, 2020		158,000	152,171

U.S. Treasury Inflation Index Notes 1 1/4s, July 15, 2020(i)		2,456,492	2,616,974

U.S. Treasury Inflation Index Notes 0.1s, October 31, 2011(i)		4,165,000	4,182,576

Total U.S. treasury obligations (cost $202,820,642)			$214,091,361

MORTGAGE-BACKED SECURITIES (17.2%)(a)
		Principal amount	Value

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.611s, 2035(F)		$362,632	$46,868
FRB Ser. 05-R3, Class AF, 0.586s, 2035		356,202	295,648

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.04s, 2037		431,979	649,826
IFB Ser. 2976, Class LC, 23.734s, 2035		216,536	324,186
IFB Ser. 2979, Class AS, 23.587s, 2034		309,216	426,068
IFB Ser. 3072, Class SM, 23.111s, 2035		769,187	1,130,771
IFB Ser. 3072, Class SB, 22.964s, 2035		626,532	916,799
IFB Ser. 3249, Class PS, 21.658s, 2036		461,517	662,601
IFB Ser. 3065, Class DC, 19.299s, 2035		2,900,132	3,863,353
IFB Ser. 3031, Class BS, 16.257s, 2035		778,381	1,021,750
IFB Ser. 3835, Class SN, 15.657s, 2041		11,960,987	14,982,452
IFB Ser. 3287, Class SE, IO, 6.513s, 2037		1,478,062	253,591
IFB Ser. 3398, Class SI, IO, 6.463s, 2036		1,903,383	244,661
IFB Ser. 3485, Class SI, IO, 6.363s, 2036		1,698,368	282,133
IFB Ser. 3852, Class LS, IO, 6.263s, 2041		3,079,559	531,131
IFB Ser. 3740, Class DS, IO, 5.833s, 2040		6,130,065	1,028,502
IFB Ser. 3852, Class SG, 4.843s, 2041		4,399,590	3,812,553
Ser. 3747, Class HI, IO, 4 1/2s, 2037		581,317	86,209
Ser. 3768, Class MI, IO, 4s, 2035		13,036,599	1,735,171
Ser. 3738, Class MI, IO, 4s, 2034		20,390,881	2,559,056
Ser. 3707, Class HI, IO, 4s, 2023		1,183,248	119,615
FRB Ser. T-57, Class 2A1, 3.894s, 2043		1,744	1,719
Ser. 3327, Class IF, IO, zero %, 2037(F)		29,436	184
Ser. 3439, Class AO, PO, zero %, 2037		61,589	55,219
Ser. 3391, PO, zero %, 2037		100,300	81,104
Ser. 3300, PO, zero %, 2037		244,407	214,513
Ser. 3046, PO, zero %, 2035		24,271	23,237
Ser. 2947, Class AO, PO, zero %, 2035		6,393	5,419
Ser. 2692, Class TO, PO, zero %, 2033		8,929	8,347
Ser. 2684, PO, zero %, 2033		748,000	648,613
FRB Ser. 3274, Class TX, zero %, 2037		24,992	24,796
FRB Ser. 3326, Class YF, zero %, 2037		37,576	29,516
FRB Ser. 3263, Class TA, zero %, 2037		282	276
FRB Ser. 3117, Class AF, zero %, 2036(F)		32,168	30,831
FRB Ser. 3326, Class WF, zero %, 2035		136,070	111,763
FRB Ser. 3033, Class YF, zero %, 2035(F)		2,379	2,372
FRB Ser. 3036, Class AS, zero %, 2035(F)		46,214	35,831

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.874s, 2037		179,606	358,321
IFB Ser. 06-62, Class PS, 38.785s, 2036		871,058	1,535,675
IFB Ser. 05-74, Class NK, 26.571s, 2035		136,313	207,596
IFB Ser. 06-8, Class HP, 23.885s, 2036		606,940	875,753
IFB Ser. 05-45, Class DA, 23.739s, 2035		1,091,861	1,624,808
IFB Ser. 07-53, Class SP, 23.519s, 2037		934,126	1,383,534
IFB Ser. 08-24, Class SP, 22.602s, 2038		4,529,742	6,632,530
IFB Ser. 05-122, Class SE, 22.45s, 2035		1,001,237	1,416,150
IFB Ser. 05-75, Class GS, 19.693s, 2035		1,001,870	1,364,076
IFB Ser. 05-106, Class JC, 19.548s, 2035		823,120	1,110,018
IFB Ser. 05-83, Class QP, 16.911s, 2034		296,840	391,324
IFB Ser. 11-4, Class CS, 12.528s, 2040		3,474,086	3,885,942
IFB Ser. 11-27, Class AS, IO, 6.294s, 2041		6,987,047	1,249,773
Ser. 10-83, Class HI, IO, 5s, 2039		5,324,419	997,690
FRB Ser. 03-W14, Class 2A, 4 1/8s, 2043		1,753	1,730
FRB Ser. 03-W3, Class 1A4, 3.819s, 2042		2,695	2,654
FRB Ser. 04-W2, Class 4A, 3.697s, 2044		1,750	1,726
FRB Ser. 04-W7, Class A2, 3.517s, 2034		710	733
FRB Ser. 03-W11, Class A1, 3.078s, 2033		133	134
FRB Ser. 07-95, Class A3, 0.436s, 2036		11,005,000	10,117,777
Ser. 01-50, Class B1, IO, 0.419s, 2041		13,624,046	204,361
Ser. 01-79, Class BI, IO, 0.314s, 2045		2,297,557	30,155
Ser. 08-53, Class DO, PO, zero %, 2038		566,616	419,902
Ser. 07-64, Class LO, PO, zero %, 2037		257,769	227,648
Ser. 07-44, Class CO, PO, zero %, 2037		433,937	363,734
Ser. 08-36, Class OV, PO, zero %, 2036		94,814	70,465
Ser. 04-61, Class CO, PO, zero %, 2031		253,626	250,154
Ser. 1988-12, Class B, zero %, 2018		11,157	10,313
FRB Ser. 06-104, Class EK, zero %, 2036		38,856	36,710
FRB Ser. 05-117, Class GF, zero %, 2036		3,111	3,099
FRB Ser. 05-45, Class FG, zero %, 2035		83,456	84,734
FRB Ser. 06-1, Class HF, zero %, 2032		25,301	25,292
IFB Ser. 06-48, Class FG, zero %, 2036		44,752	40,999

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.702s, 2041		6,467,586	9,272,642
IFB Ser. 10-158, Class SD, 14.443s, 2040		1,057,000	1,180,352
IFB Ser. 11-70, Class WS, 9.328s, 2040		1,821,000	1,669,875
IFB Ser. 11-61, Class CS, IO, 6.494s, 2035		3,860,535	714,199
IFB Ser. 09-103, Class SW, IO, 6.214s, 2037		13,644,801	2,076,739
IFB Ser. 10-20, Class SC, IO, 5.964s, 2040		11,190,478	2,060,950
IFB Ser. 11-25, Class SA, IO, 5.914s, 2040		10,027,286	1,588,698
IFB Ser. 10-115, Class TS, IO, 5.914s, 2038		7,832,653	1,300,690
IFB Ser. 10-158, Class SA, IO, 5.864s, 2040		9,094,023	1,598,365
IFB Ser. 10-85, Class SN, IO, 5.754s, 2040		13,472,136	2,372,443
IFB Ser. 11-70, Class SN, IO, 5.714s, 2041		1,469,000	352,971
IFB Ser. 11-70, Class WI, IO, 4.664s, 2040		1,821,000	297,897
Ser. 10-116, Class QI, IO, 4s, 2034		7,618,265	1,205,971
Ser. 11-70, PO, zero %, 2041		18,162,406	13,265,820
Ser. 10-151, Class KO, PO, zero %, 2037		1,703,680	1,474,212
Ser. 06-36, Class OD, PO, zero %, 2036		18,730	16,845
FRB Ser. 07-73, Class KI, IO, zero %, 2037		1,269,764	18,056
FRB Ser. 07-35, Class UF, zero %, 2037		17,295	16,515

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 6.015s, 2035(F)		343,249	47,731
IFB Ser. 04-4, Class 1AS, IO, 5.39s, 2034(F)		827,712	113,298
Ser. 06-RP2, Class 1AS1, IO, 5.295s, 2036(F)		9,433,085	1,231,045
FRB Ser. 06-RP2, Class 1AF1, 0.586s, 2036		9,433,085	7,546,468
FRB Ser. 04-4, Class 1AF, 0.586s, 2034		827,712	662,170
FRB Ser. 05-RP1, Class 1AF, 0.536s, 2035		343,249	274,600

Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 0.536s, 2034		28,526	21,965

Structured Asset Securities Corp. Ser. 07-4, Class 1A4, IO, 1s, 2045		16,298,584	661,722

Total mortgage-backed securities (cost $115,932,705)			$122,214,433

PURCHASED OPTIONS OUTSTANDING (2.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.	Sep-15/4.04	5,044,100	$202,008

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.47% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.47	94,065,800	6,681,494

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.	Sep-15/4.04	5,044,100	492,960

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.6	13,817,507	323,053

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.6	13,817,507	221,218

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.0625% versus the three month USD-LIBOR-BBA maturing December 23, 2041.	Dec-11/4.0625	4,359,064	261,326

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.0625% versus the three month USD-LIBOR-BBA maturing December 23, 2041.	Dec-11/4.0625	4,359,064	175,191

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing December 8, 2041.	Dec-11/4.11	21,339,852	1,116,928

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing December 8, 2041.	Dec-11/4.11	21,339,852	905,023

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355	10,448,519	334,353

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855	10,448,519	257,660

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.	Nov-11/2.31	49,580,310	652,477

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.	Nov-11/2.31	49,580,310	593,476

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325	9,125,792	479,743

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325	9,125,792	297,775

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99	40,810,689	1,972,789

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99	40,810,689	1,008,024

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.47% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.47	94,065,800	590,733

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.555% versus the three month USD-LIBOR-BBA maturing August 5, 2041.	Aug-11/4.555	14,979,600	1,253,642

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.555% versus the three month USD-LIBOR-BBA maturing August 5, 2041.	Aug-11/4.555	14,979,600	23,668

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.58% versus the three month USD-LIBOR-BBA maturing July 25, 2021.	Jul-11/3.58	106,600,731	2,836,645

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.58% versus the three month USD-LIBOR-BBA maturing July 25, 2021.	Jul-11/3.58	106,600,731	135,383

Total purchased options outstanding (cost $23,398,097)			$20,815,569

SHORT-TERM INVESTMENTS (42.0%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.04%(e)		$113,957,404	$113,957,404

Interest in $150,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Credit Suisse First Boston due July 1, 2011 - maturity value of $11,203,003 for an effective yield of 0.01% (collateralized by U.S. Treasury Notes with a coupon rate of 0.875% and a due date of February 29, 2012, valued at $153,000,255)		11,203,000	11,203,000

Interest in $100,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Barclays Capital, Inc. due July 1, 2011 - maturity value of $10,750,003 for an effective yield of 0.01% (collateralized by U.S. Treasury Bonds with a coupon rate of 6.50% and a due date of November 15, 2026, valued at $102,000,057)		10,750,000	10,750,000

Straight-A Funding, LLC, for an effective yield of 0.148%, August 16, 2011		18,000,000	17,996,550

Federal Home Loan Discount Notes, for an effective yields ranging from 0.054% to 0.118%, July 27, 2011		31,000,000	30,999,126

Federal Home Loan Mortgage Corporation, for an effective yield of 0.05%, July 18, 2011		12,000,000	11,999,711

U.S. Treasury Bills, for an effective yield of 0.064%, August 4, 2011(SEG)(SEGSF)		31,000,000	30,998,097

U.S. Treasury Bills, for effective yields ranging from 0.174% to 0.254%, July 28, 2011(SEG)(SEGSF)		70,000,000	69,989,620

Total short-term investments (cost $297,893,508)			$297,893,508

TOTAL INVESTMENTS

Total investments (cost $965,847,590)(b)			$982,915,715

FUTURES CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	1244	$309,087,350	Jun-12	$(714,624)
U.S. Treasury Bond 20 yr (Short)	17	2,091,531	Sep-11	(7,470)
U.S. Treasury Bond 30 yr (Short)	353	44,566,250	Sep-11	600,540
U.S. Treasury Note 2 yr (Short)	403	88,395,531	Sep-11	64,186
U.S. Treasury Note 5 yr (Long)	736	87,727,750	Sep-11	(225,648)
U.S. Treasury Note 10 yr (Short)	121	14,801,703	Sep-11	(52,497)

Total				$(335,513)

WRITTEN OPTIONS OUTSTANDING at 6/30/11 (premiums received $78,410,302) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing August 24, 2041.	$73,374,368	Aug-11/4.29	$981,749
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing August 24, 2041.	73,374,368	Aug-11/4.29	3,406,038
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.	12,932,000	Aug-11/4.475	517
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.	12,932,000	Aug-11/4.475	1,303,934
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	29,998,000	Aug-11/4.49	3,071,495
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	29,998,000	Aug-11/4.49	900
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	14,999,000	Aug-11/4.55	300
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	14,999,000	Aug-11/4.55	1,614,492
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.	90,809,000	Aug-11/4.7	140
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.	90,809,000	Aug-11/4.7	11,073,249
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing August 16, 2021.	5,677,000	Aug-11/4.765	27
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing August 16, 2021.	5,677,000	Aug-11/4.765	718,765
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.	8,242,500	Aug-15/4.375	1,202,746
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.	8,242,500	Aug-15/4.375	748,419
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.	8,242,500	Aug-15/4.46	793,011
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.	8,242,500	Aug-15/4.46	1,142,987
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing December 8, 2016.	53,980,515	Dec-11/2.24	549,522
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing December 8, 2016.	53,980,515	Dec-11/2.24	837,238
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.	17,656,640	Feb-15/5.27	823,294
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.	17,656,640	Feb-15/5.27	1,581,682
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.	7,846,920	Feb-15/5.36	348,338
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.	7,846,920	Feb-15/5.36	737,924
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 3.55% versus the three month USD-LIBOR-BBA maturing July 21, 2021.	75,272,930	Jul-11/3.55	97,855
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 3.55% versus the three month USD-LIBOR-BBA maturing July 21, 2021.	75,272,930	Jul-11/3.55	1,844,940
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	43,781,000	Jul-11/4.46	10
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	43,781,000	Jul-11/4.46	4,512,070
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	41,058,000	Jul-11/4.52	5
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	41,058,000	Jul-11/4.52	4,448,224
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	43,781,000	Jul-11/4.525	4,762,497
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	43,781,000	Jul-11/4.525	5
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	20,529,000	Jul-11/4.5475	2
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	20,529,000	Jul-11/4.5475	2,273,587
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing July 27, 2021.	65,671,500	Jul-11/4.745	3
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing July 27, 2021.	65,671,500	Jul-11/4.745	8,370,489
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	5,864,291	Jun-16/4.12	160,911
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	5,770,612	Jun-16/4.39	188,122
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	5,733,974	Jun-16/4.575	206,824
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	5,733,974	Jun-16/4.575	247,306
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.	6,761,294	Jun-16/4.815	434,210
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.	6,761,294	Jun-16/4.815	488,030
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.	21,828,974	Jun-16/4.86	1,435,037
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	5,770,612	Jun-16/4.89	215,821
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	5,864,291	Jun-16/5.12	197,060
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.	21,828,974	Jun-16/5.86	949,566
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.	44,468,500	May-12/5.51	7,038,474
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.	44,468,500	May-12/5.51	106,724
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	9,901,143	Sep-11/2.065	59,902
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	9,901,143	Sep-11/2.065	104,259
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 15, 2016.	7,977,849	May-16/4.756	314,806
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 15, 2016.	7,977,849	May-16/4.756	320,470
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	9,308,256	May-16/5.11	340,775
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	9,308,256	May-16/4.60	396,066
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	9,354,814	May-16/4.36	298,512
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	9,354,814	May-16/4.86	353,893
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	9,501,169	May-16/4.11	258,986
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	9,501,169	May-16/5.11	320,444
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.	10,843,431	May-16/4.765	427,448
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.	10,843,431	May-16/4.765	436,665
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 15, 2016.	12,183,004	May-16/4.745	483,543
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 15, 2016.	12,183,004	May-16/4.745	485,980
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 15, 2016.	30,457,512	May-16/4.77	1,195,153
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 15, 2016.	30,457,512	May-16/4.77	1,232,006

Total			$75,943,447

TBA SALE COMMITMENTS OUTSTANDING at 6/30/11 (proceeds receivable $60,735,195) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 4 1/2s, June 1, 2041	$3,000,000		$3,103,711
FHLMC, 4s, June 1, 2041	4,000,000		4,001,562
FNMA, 6 1/2s, July 1, 2041	7,000,000		7,925,313
FNMA, 4 1/2s, July 1, 2041	7,000,000		7,242,266
FNMA, 4s, July 1, 2041	38,000,000		38,000,000

Total			$60,272,852

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
	$213,238,600		$(319,243)	2/7/15	1.891%	3 month USD-LIBOR-BBA	$(5,502,876)
	Barclays Bank PLC
	35,774,400		(6,677)	2/17/19	3.4%	3 month USD-LIBOR-BBA	(1,896,636)
	188,643,100		35,572	6/17/13	0.64%	3 month USD-LIBOR-BBA	129,130
	72,055,200		146,390	6/17/21	3.2%	3 month USD-LIBOR-BBA	396,481
	109,173,200		(200,400)	6/17/16	3 month USD-LIBOR-BBA	1.93%	(474,940)
	203,797,700		(492,431)	6/17/20	3 month USD-LIBOR-BBA	3.04%	(1,118,714)
	6,020,300		22,339	6/17/41	4.04%	3 month USD-LIBOR-BBA	45,060
	2,000,000		—	6/20/16	1.8125%	3 month USD-LIBOR-BBA	16,963
	2,200,000		—	6/20/41	3.91625%	3 month USD-LIBOR-BBA	57,527
	10,594,000		—	6/23/20	2.955%	3 month USD-LIBOR-BBA	112,804
	2,100,000		—	6/24/20	2.92375%	3 month USD-LIBOR-BBA	27,907
	73,220,000		—	6/27/20	2.89485%	3 month USD-LIBOR-BBA	1,175,601
	26,370,000		—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	(837,124)
	13,791,000		—	6/28/13	0.628%	3 month USD-LIBOR-BBA	15,017
	9,670,000		—	6/28/21	3 month USD-LIBOR-BBA	3.042%	(180,607)
	3,895,000		—	6/28/41	3.885%	3 month USD-LIBOR-BBA	126,692
	3,660,000		—	6/28/41	3 month USD-LIBOR-BBA	3.88%	(122,307)
	10,550,000		—	6/28/20	2.855%	3 month USD-LIBOR-BBA	204,170
	29,490,000		—	6/29/20	2.841084%	3 month USD-LIBOR-BBA	601,767
	10,940,000		—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	(412,104)
	2,810,000		—	6/29/13	3 month USD-LIBOR-BBA	0.6425%	(2,214)
	15,400,000		—	6/30/13	0.66%	3 month USD-LIBOR-BBA	6,991
	6,300,000		—	6/30/20	0.66%	3 month USD-LIBOR-BBA	108,151
	5,000,000		—	6/30/14	3 month USD-LIBOR-BBA	3.92%	(130,940)
	9,160,800		11,810	3/30/31	3 month USD-LIBOR-BBA	4.17%	417,251
	153,411,500		(6,894)	5/4/13	0.78%	3 month USD-LIBOR-BBA	(547,540)
	100,950,800		49,128	5/4/16	3 month USD-LIBOR-BBA	2.15%	1,305,393
	Citibank, N.A.
	205,736,400		39,413	7/9/20	3 month USD-LIBOR-BBA	3.01%	1,316,239
	422,219		—	6/23/21	3 month USD-LIBOR-BBA	3.12625%	(4,509)
	1,119,709		—	6/29/21	3 month USD-LIBOR-BBA	3.05375%	(19,711)
	10,804,800		(2,926)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(224,535)
	Credit Suisse International
	178,514,300		(43,537)	5/27/20	3 month USD-LIBOR-BBA	3.06%	128,296
	42,232,200		(12,132)	5/27/21	3.21%	3 month USD-LIBOR-BBA	(5,554)
	87,308,800		(116,364)	3/14/16	3 month USD-LIBOR-BBA	2.35%	2,316,703
	32,642,300		74,829	3/14/41	4.36%	3 month USD-LIBOR-BBA	(2,032,608)
	35,100,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(139,698)
	146,722,700		(30,018)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(4,273,952)
	96,059,400		28,107	2/24/26	4.16%	3 month USD-LIBOR-BBA	(6,181,532)
	169,099,900		12,058	5/27/13	0.72%	3 month USD-LIBOR-BBA	(277,901)
	Deutsche Bank AG
	1,131,630		—	7/1/20	3.035%	3 month USD-LIBOR-BBA	5,851
	18,359,000		—	7/1/16	3 month USD-LIBOR-BBA	1.955%	(50,304)
	171,987,100		(30,387)	5/13/13	0.75%	3 month USD-LIBOR-BBA	(502,156)
	Goldman Sachs International
	10,430,000		—	6/24/21	3 month USD-LIBOR-BBA	3.075%	(159,577)
	31,382,000		—	7/1/14	3 month USD-LIBOR-BBA	1.105%	(16,632)
	4,004,000		—	7/1/41	3 month USD-LIBOR-BBA	4.02625%	(31,431)
	30,599,000		—	7/1/16	3 month USD-LIBOR-BBA	1.9625%	(72,520)
	32,668,100	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(111,072)
	96,389,700		244,321	5/20/16	3 month USD-LIBOR-BBA	2.00%	592,716
	JPMorgan Chase Bank, N.A.
	40,202,800		127,363	3/11/26	4.12%	3 month USD-LIBOR-BBA	(2,203,762)
	70,200,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(288,348)
	24,700,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(104,758)
	57,399,700		—	7/5/16	1.9375%	3 month USD-LIBOR-BBA	—
	125,597,000		22,421	3/31/16	3 month USD-LIBOR-BBA	2.42%	3,732,955
	104,077,500		—	11/5/15	3 month USD-LIBOR-BBA	1.42%	(1,210,648)
	111,382,800		19,184	1/31/15	1.79%	3 month USD-LIBOR-BBA	(2,316,897)

	Total						$(18,614,442)
(E)	See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$3,012,388	$—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	$(9,150)
853,912	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,610)
Barclays Bank PLC
1,125,889	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,443)
3,752,797	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(27,990)
425,367	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,173
163,774	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,076
1,285,071	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,585
731,123	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,453
3,744,340	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(28,504)
6,872,140	(6,443)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(187)
6,820,431	15,985	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(13,164)
3,425,391	29,437	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	21,130
20,622,610	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	16,727
13,658,846	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	11,079
846,652	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	5,562
6,052,324	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	46,073
3,551,065	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,880
2,391,211	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,940
2,307,984	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(17,569)
2,275,601	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	16,973
6,694,013	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(20,333)
2,610,512	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	19,471
18,228,727	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	135,960
7,362,061	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	54,910
861,947	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	6,429
1,136,738	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,468
1,293,252	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(8,497)
5,659,846	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	42,214
6,425,920	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(20,547)
3,211,557	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	23,954
19,257,882	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,680
7,745,564	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	57,771
19,633,713	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(59,719)
9,762,506	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	72,814
2,154,535	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,761
236,485	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(719)
231,958	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	297
266,135	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(241)
863,442	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(782)
625,715	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(567)
14,868,226	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12,060
14,974,090	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12,146
Citibank, N.A.
2,093,194	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	15,612
354,182	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	454
Credit Suisse International
1,068,730	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(3,251)
892,147	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,143
909,558	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,767
7,237,280	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	42,687
3,347,006	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	10,167
Deutsche Bank AG
7,237,280	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(42,687)
3,347,006	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	10,167
Goldman Sachs International
61,074,906	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	455,531
9,280,324	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(69,218)
3,012,388	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	9,150
6,104,913	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(45,534)
6,488,617	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,263
1,068,730	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(3,251)

Total					$788,564

Key to holding's abbreviations
FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through June 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $709,516,616.
(b)	The aggregate identified cost on a tax basis is $966,180,842, resulting in gross unrealized appreciation and depreciation of $28,322,584 and $11,587,711, respectively, or net unrealized appreciation of $16,734,873.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $156 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $96,561,751 and $23,228,300, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
At the close of the reporting period, the fund maintained liquid assets totaling $390,645,250 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
The rates shown on FRB are the current interest rates at the close of the reporting period.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash, to manage exposure to market risk and to (any additional reason listed on the most recent shareholder report).
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 2,000 on futures contracts for the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned and to (any additional reason listed on the most recent shareholder report).
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 461,600,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 1,171,900,000 on written options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets/countries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries, to hedge inflation in specific regions/countries and to (any additional reason listed on the most recent shareholder report). To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $271,700,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, to hedge prepayment risk and to (any additional reason listed on the most recent shareholder report). An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $3,640,700,000 on interest rate swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.Collateral posted to the fund which cannot be sold or repledged totaled $1,454,471 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $80,522,311 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $102,029,393.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Accounting Standards Codification ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$120,775,307	$1,439,126
Purchased options outstanding	—	20,815,569	—
U.S. Government and Agency Mortgage Obligations	—	327,900,844	—
U.S. Treasury Obligations	—	214,091,361	—
Short-term investments	113,957,404	183,936,104	—

Totals by level	$113,957,404	$867,519,185	$1,439,126

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(335,513)	$—	$—
Written options	—	(75,943,447)	—
TBA sale commitments	—	(60,272,852)	—
Interest rate swap contracts	—	(18,186,367)	—
Total return swap contracts	—	749,585	—

Totals by level	$(335,513)	$(153,653,081)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	35,067,700	$107,967,718

Total	$35,067,700	$107,967,718

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2011